Derivative Financial Instruments - Summary of Information about Operation Related to Derivatives (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Derivative Financial Instruments [line items]
Amounts receivable for spot and forward transactions pending settlement	$ 15,924	$ 39,740	$ 52,152
Amounts payable for spot and forward transactions pending settlement	(94,222)
Total	$ (78,298)	$ 39,740	$ 52,152